Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Other Non-Financial Assets
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	552,186	552,186	805,567	805,567
Derivative instruments (note 15)
Interest rate swap agreements - assets (1)	Level 2	6,081	6,081	7,943	7,943
Interest rate swap agreements - liabilities (1)	Level 2	(78,560)	(78,560)	(302,935)	(302,935)
Cross currency interest swap agreement (1)	Level 2	(50,459)	(50,459)	(237,165)	(237,165)
Foreign currency contracts	Level 2	81	81	(2,993)	(2,993)
Stock purchase warrants	Level 3	30,749	30,749	575	575
Time-charter swap agreement	Level 3	—	—	208	208
Non-recurring
Vessels and equipment	Level 2	—	—	11,300	11,300
Vessels held for sale (note 18b)	Level 2	16,671	16,671	61,282	61,282
Long-term investments	Level 2	—	—	6,000	6,000
Other
Loans to equity-accounted investees and joint venture partners - Current	(2)	107,486	(2)	11,821	(2)
Loans to equity-accounted investees and joint venture partners - Long-term	(2)	146,420	(2)	292,209	(2)
Long-term receivable included in accounts receivable and other assets (3)	Level 3	3,476	3,459	10,985	10,944
Long-term debt - public (note 8)	Level 1	(963,563)	(979,773)	(1,503,472)	(1,409,996)
Long-term debt - non-public (note 8)	Level 2	(2,454,142)	(2,421,273)	(5,136,074)	(5,009,900)
Obligations related to capital leases, including current portion	Level 2	(1,160,457)	(1,148,989)	(392,839)	(400,072)

(1)
The fair value of the Company’s interest rate swap and cross currency swap agreements at December 31, 2017 includes $5.7 million (December 31, 2016 - $15.8 million) accrued interest expense which is recorded in accrued liabilities on the consolidated balance sheets.

(2)
In the consolidated financial statements, the Company’s loans to and equity investments in equity-accounted investees constitute the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. The fair value of the individual components of such aggregate interests is not determinable.

(3)
As at December 31, 2017, the estimated fair value of the non-interest bearing receivable from Royal Dutch Shell Plc (or Shell) is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of December 31, 2017 was $3.5 million (December 31, 2016 - $10.9 million) using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from Shell, the discount rate was based on unsecured debt instruments of similar maturity held by the Company, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the years ended December 31, 2017 and 2016 for the Company's Brookfield Transaction Warrants, Series D Warrants and the TIL stock purchase warrants, which are described above and are measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2017 $	2016 $
Fair value at the beginning of the year	575	10,328
Fair value on issuance	36,596	—
Unrealized loss included in earnings	(6,422)	(9,753)
Fair value at the end of the year	30,749	575
Changes in fair value during the years ended December 31, 2017 and 2016 for Teekay Tankers' time-charter swap agreement, which is described in Note 15 below and is measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Fair value asset - beginning of the year	208	—
Settlements	(1,106)	(2,154)
Realized and unrealized gain	898	2,362
Fair value asset - at the end of the year	—	208